Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Professional fees
General and administrative
Total operating expenses
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES
OTHER INCOME (EXPENSE):
Forgiveness of debt - court discharge	24,814
Interest expense, judgment	(31,680)
Total other income (expense)	(6,866)
LOSS FROM OPERATIONS BEFORE BENEFIT (PROVISION) FOR INCOME TAXES
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (6,866)
NET LOSS PER SHARE
Basic and diluted	$ (0.00003)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	227,250,000	227,250,000